CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	15,000,000,000	4,500,000,000	4,500,000,000
Common stock, issued	2,866,684,955	2,456,634,910	1,256,900,534
Common stock, outstanding	2,866,684,955	2,456,634,910	1,256,900,534
Series A Preferred Stock
Mezzanine stock, authorized	1,000,000	1,000,000	1,000,000
Mezzanine stock, issued	1,000,000	1,000,000	1,000,000
Mezzanine stock, outstanding	1,000,000	1,000,000	1,000,000
Series B Preferred Stock
Mezzanine stock, authorized	3,000,000	3,000,000	3,000,000
Mezzanine stock, issued	2,588,693	2,588,693	2,588,693
Mezzanine stock, outstanding	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Mezzanine stock, authorized	10,000,000	10,000,000	10,000,000
Mezzanine stock, issued	46,649	46,649	46,649
Mezzanine stock, outstanding	46,649	46,649	46,649
Series E Preferred Stock
Mezzanine stock, authorized	10,000,000	10,000,000	10,000,000
Mezzanine stock, issued	2,043,507	2,043,507	2,043,507
Mezzanine stock, outstanding	2,043,507	2,043,507	2,043,507
Series C Preferred Stock
Mezzanine stock, authorized	3,000,000	3,000,000	3,000,000
Mezzanine stock, issued	0	0	0
Mezzanine stock, outstanding	0	0	0